Trade receivables (Tables)	12 Months Ended
Jun. 30, 2021
Trade receivables.
Schedule of trade receivables

	2021	2020
	£’000	£’000
Trade receivables	75,745	172,829
Less: provision for impairment of trade receivables	(4,971)	(13,150)
Net trade receivables	70,774	159,679
Less: non-current portion
Trade receivables	20,404	43,694
Current trade receivables	50,370	115,985